Summary of Significant Accounting Policies - Reconciliation of Weighted Average Shares Outstanding for the Basic and Diluted Earnings Per Share (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Net loss from continuing operations	$ (81,619)	$ (80,072)	$ (85,400)
Net income from discontinued operations	11,867	10,753	9,601
Net loss	$ (69,752)	$ (69,319)	$ (75,799)
Basic:
Weighted average common shares (in shares)	27,552	27,152	25,088
Loss from continuing operations per common share, basic (in dollars per share)	$ (2.96)	$ (2.95)	$ (3.4)
Income from discontinued operations per common share, basic (in dollars per share)	0.43	0.4	0.38
Loss from per common share, basic (in dollars per share)	$ (2.53)	$ (2.55)	$ (3.02)
Diluted:
Weighted average common shares (in shares)	27,552	27,152	25,088
Loss from continuing operations per common share, diluted (in dollars per share)	$ (2.96)	$ (2.95)	$ (3.4)
Income from discontinued operations per common share, diluted (in dollars per share)	0.43	0.4	0.38
Loss per common share, diluted (in dollars per share)	$ (2.53)	$ (2.55)	$ (3.02)